Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2018	Nov. 18, 2013	Dec. 31, 2017
Debt Instruments
Revolving credit facility borrowing capacity		$ 30,000
Revolving credit facility amount drawn down	$ 0		$ 0
Duration of facility		5 years